Operating Leases - Schedule of Operating Lease Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Operating leases right-of-use assets:
Operating lease right-of-use assets, net	$ 1,024,769	$ 1,226,033
Operating lease liabilities:
Current operating lease obligation	831,297	840,678
Non-current operating lease obligation	564,039	609,141
Total	$ 1,395,336	$ 1,449,819
Operating leases:
Weighted average remaining lease term (years)	1 year 6 months 21 days	2 years 5 months 26 days
Weighted average discount rate	5.59%	5.53%